Segment Reporting - Schedule of Revenue by Major Merchandise or Services Categories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	$ 25,334,149	$ 38,530,773	$ 45,598,620
Packaging products [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	15,746,534	22,348,633	23,065,859
Corrugated products [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	5,173,576	11,833,698	16,977,098
Packaging products supply chain management solutions [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total revenue	$ 4,414,039	$ 4,348,442	$ 5,555,663